Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Federal reserve bank required reserve	$ 4,646,000
Other real estate owned	6,782,422	4,353,203
Useful life of intangible assets	10 years
Net Carrying Amount, Core deposits	2,352,000	2,402,000
Advertising expense	278,330	307,514
Goodwill	9,362,498	9,362,498
Goodwill acquired during the year		$ 8,660,000